FVM - Movements of level 3 instruments - Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	$ 475,568
Balance at the end of period	492,557	$ 475,568
Level 3
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	14,732
Balance at the end of period	14,538	14,732
Level 3 | Financial assets at fair value held for trading
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	3,100	22,600
Net gains / (losses) included in comprehensive income	(200)	500
of which: related to instruments held at the end of the period	(200)	(300)
Purchases	600	900
Sales	(1,600)	(14,500)
Issuances	500	700
Settlements	(400)	(7,700)
Transfers into Level 3	300	1,500
Transfers out of Level 3	(100)	(800)
Foreign currency translation	100	(200)
Balance at the end of period	2,300	3,100
Level 3 | Financial assets at fair value held for trading | of which: Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	800	1,300
Net gains / (losses) included in comprehensive income	(100)	(200)
of which: related to instruments held at the end of the period	0	(100)
Purchases	600	400
Sales	(500)	(600)
Issuances	0	0
Settlements	(0)	(0)
Transfers into Level 3	100	100
Transfers out of Level 3	(100)	(100)
Foreign currency translation	0	0
Balance at the end of period	900	800
Level 3 | Financial assets at fair value held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	1,800	19,600
Net gains / (losses) included in comprehensive income	0	900
of which: related to instruments held at the end of the period	(100)	(200)
Purchases	0	300
Sales	(800)	(12,300)
Issuances	500	700
Settlements	(400)	(7,700)
Transfers into Level 3	0	1,100
Transfers out of Level 3	(0)	(600)
Foreign currency translation	0	(100)
Balance at the end of period	1,100	1,800
Level 3 | Financial assets at fair value held for trading | of which: Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	100	300
Net gains / (losses) included in comprehensive income	0	(100)
of which: related to instruments held at the end of the period	0	(100)
Purchases	0	0
Sales	(0)	(200)
Issuances	0	0
Settlements	(0)	(0)
Transfers into Level 3	100	200
Transfers out of Level 3	(0)	(100)
Foreign currency translation	0	0
Balance at the end of period	200	100
Level 3 | Financial assets at fair value not held for trading
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	8,700	8,400
Net gains / (losses) included in comprehensive income	700	200
of which: related to instruments held at the end of the period	600	0
Purchases	300	600
Sales	(1,600)	(700)
Issuances	2,400	2,100
Settlements	(1,800)	(2,100)
Transfers into Level 3	200	800
Transfers out of Level 3	(300)	(400)
Foreign currency translation	200	(200)
Balance at the end of period	8,900	8,700
Level 3 | Financial assets at fair value not held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	3,200	2,300
Net gains / (losses) included in comprehensive income	800	200
of which: related to instruments held at the end of the period	800	200
Purchases	0	200
Sales	(0)	(0)
Issuances	1,900	1,500
Settlements	(1,500)	(600)
Transfers into Level 3	0	0
Transfers out of Level 3	(200)	(300)
Foreign currency translation	100	(100)
Balance at the end of period	4,200	3,200
Level 3 | Financial assets at fair value not held for trading | of which: Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	200	1,200
Net gains / (losses) included in comprehensive income	0	0
of which: related to instruments held at the end of the period	0	0
Purchases	0	0
Sales	(0)	(0)
Issuances	0	0
Settlements	(0)	(1,100)
Transfers into Level 3	0	0
Transfers out of Level 3	(0)	(0)
Foreign currency translation	0	0
Balance at the end of period	200	200
Level 3 | Financial assets at fair value not held for trading | of which: Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	2,900	3,100
Net gains / (losses) included in comprehensive income	0	(100)
of which: related to instruments held at the end of the period	0	(200)
Purchases	200	200
Sales	(1,200)	(300)
Issuances	0	0
Settlements	(0)	(0)
Transfers into Level 3	0	100
Transfers out of Level 3	(0)	(0)
Foreign currency translation	100	(100)
Balance at the end of period	2,100	2,900
Level 3 | Financial assets at fair value not held for trading | of which: Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	700	700
Net gains / (losses) included in comprehensive income	0	0
of which: related to instruments held at the end of the period	0	0
Purchases	100	100
Sales	(200)	(200)
Issuances	0	0
Settlements	(0)	(0)
Transfers into Level 3	0	0
Transfers out of Level 3	(0)	(0)
Foreign currency translation	0	0
Balance at the end of period	700	700
Level 3 | Financial assets at fair value not held for trading | of which: Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	600	200
Net gains / (losses) included in comprehensive income	0	0
of which: related to instruments held at the end of the period	0	0
Purchases	0	0
Sales	(100)	(100)
Issuances	0	0
Settlements	(100)	(0)
Transfers into Level 3	100	500
Transfers out of Level 3	(0)	(0)
Foreign currency translation	0	0
Balance at the end of period	500	600
Level 3 | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	2,800	2,600
Net gains / (losses) included in comprehensive income	(300)	200
of which: related to instruments held at the end of the period	(200)	300
Purchases	0	0
Sales	(0)	(200)
Issuances	1,300	1,200
Settlements	(1,200)	(1,000)
Transfers into Level 3	900	700
Transfers out of Level 3	(300)	(700)
Foreign currency translation	0	0
Balance at the end of period	3,200	2,800
Level 3 | Derivative financial instruments | of which: Interest rate
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	900	400
Net gains / (losses) included in comprehensive income	200	100
of which: related to instruments held at the end of the period	100	100
Purchases	0	0
Sales	(0)	(200)
Issuances	100	500
Settlements	(300)	(200)
Transfers into Level 3	500	200
Transfers out of Level 3	(100)	(0)
Foreign currency translation	(100)	0
Balance at the end of period	1,200	900
Level 3 | Derivative financial instruments | of which: Equity / index
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	1,100	1,300
Net gains / (losses) included in comprehensive income	(300)	200
of which: related to instruments held at the end of the period	(300)	200
Purchases	0	0
Sales	(0)	(0)
Issuances	800	500
Settlements	(400)	(400)
Transfers into Level 3	300	200
Transfers out of Level 3	(200)	(600)
Foreign currency translation	0	0
Balance at the end of period	1,400	1,100
Level 3 | Derivative financial instruments | of which: Credit
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	600	500
Net gains / (losses) included in comprehensive income	(100)	(100)
of which: related to instruments held at the end of the period	0	0
Purchases	0	0
Sales	(0)	(0)
Issuances	100	100
Settlements	(300)	(200)
Transfers into Level 3	100	300
Transfers out of Level 3	(0)	(0)
Foreign currency translation	0	0
Balance at the end of period	$ 300	$ 600